6. Trade accounts receivable (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
TradeAccountsReceivableLineItems [Line Items]
Trade account receivables gross	R$ 3,831,921	R$ 4,061,932
Falling due [member]
TradeAccountsReceivableLineItems [Line Items]
Trade account receivables gross	2,785,469	2,576,307
Overdue up to 30 days [member]
TradeAccountsReceivableLineItems [Line Items]
Trade account receivables gross	248,955	328,457
Overdue up to 60 days [member]
TradeAccountsReceivableLineItems [Line Items]
Trade account receivables gross	84,218	146,200
Overdue up to 90 days [member]
TradeAccountsReceivableLineItems [Line Items]
Trade account receivables gross	71,635	149,852
Invoices overdue more than 90 days [member]
TradeAccountsReceivableLineItems [Line Items]
Trade account receivables gross	R$ 641,644	R$ 861,116